Interest and Finance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest and Finance Costs [Abstract]
Interest on long-term debt	$ 2,028,676	$ 668,152	$ 47,585
Interest on long-term debt - related party (Note 3 (b))	204,167	305,000	162,500
Interest on convertible debt - non cash	0	57,773	0
Amortization and write-off of deferred finance charges	414,629	599,087	6,628
Amortization and write-off of convertible notes beneficial conversion features	0	532,437	0
Other finance charges	207,526	27,128	5,450
Total	$ 2,854,998	$ 2,189,577	$ 222,163